IVA FIDUCIARY TRUST

IVA Worldwide Fund

IVA International Fund

Supplement dated April 1, 2020 to the Prospectus
dated January 31, 2020 for the IVA Worldwide Fund and IVA International Fund

This supplement updates information in the Prospectus of the IVA Fiduciary Trust (the “Trust”) dated January 31, 2020. You may obtain copies of the Prospectus free of charge, upon request, by calling the toll-free number (866) 941-4482 or by visiting the Trust’s website at www.ivafunds.com.

The following disclosure replaces the last two paragraphs on page 1 in the section entitled “More Information about the Funds.”

When deemed appropriate by the Adviser for short term investment or defensive purposes, a Fund may hold up to 100% of its assets in cash and equivalents, including government obligations in the local currency of any developed country (including the U.S.), money market funds, commercial paper and certificates of deposit. To the extent that a Fund employs a temporary defensive measure due to adverse market, economic, political or other conditions, the Fund may not achieve its investment objective.

As a result of the Adviser’s disciplined investment process, from time to time, and for extended periods of time, a Fund may hold a substantial position in cash, money market instruments, or money market funds which may be used to take advantage of future investment opportunities, meet redemption requests, or make other anticipated cash payments without selling portfolio securities. During periods of rising securities prices, a substantial cash position may result in “cash drag,” i.e., the opportunity cost of not being fully invested.

The following disclosure is added under “Economic and Market Events Risk” on page 2 in the section entitled “A Further Discussion of Principal Risks”:

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.

In addition, the operations of the Funds, the Adviser and the Funds’ other service providers may be significantly impacted as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.

On page 6, at the end of the section entitled “A Further Discussion of Principal Risks,” “Cash Position Risk” is amended and restated as follows:

Cash Position Risk. If a Fund invests a substantial portion of its assets in cash, money market instruments, or money market funds for extended periods of time, particularly during a strong market, the Fund may experience lower returns and “cash drag,” i.e., the opportunity cost of not being fully invested. Investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and it is possible to lose money by investing in money market funds.

Please retain this supplement for future reference.

IVA FIDUCIARY TRUST

IVA Worldwide Fund

IVA International Fund

Supplement dated April 1, 2020 to the Statement of Additional Information
dated January 31, 2020 for the IVA Worldwide Fund and IVA International Fund

This supplement updates information in the Statement of Additional Information (the “SAI”) of the IVA Fiduciary Trust (the “Trust”) dated January 31, 2020. You may obtain a copy of the SAI free of charge, upon request, by calling the toll-free number (866) 941-4482 or by visiting the Trust’s website at www.ivafunds.com.

The following disclosure replaces the last paragraph on page 1 and the first paragraph on page 2 in the section entitled “Principal Investment Strategies.”

Each Fund normally will invest its assets in common stocks, preferred stocks, derivatives (including forward contracts and futures contracts), convertible securities, bonds, debentures, or other debt instruments. A Fund may invest in securities of foreign issuers directly or in the form of American Depositary Receipts (“ADRs”) or other securities representing underlying shares of foreign issuers. When deemed appropriate by the Adviser for short-term investment or defensive purposes, a Fund may hold up to 100% of its assets in cash and equivalents including government obligations in the local currency of any developed country including the U.S., money market funds, commercial paper and certificates of deposit.

As a result of the Adviser’s disciplined investment process, from time to time, and for extended periods of time, a Fund may hold a substantial position in cash, money market instruments, or money market funds which may be used to take advantage of future investment opportunities, meet redemption requests, or make other anticipated cash payments without selling portfolio securities. During periods of rising securities prices, a substantial cash position may result in “cash drag,” i.e., the opportunity cost of not being fully invested.

The following disclosure is added under “Economic and Market Events Risk” on page 12 in the section entitled “Principal Investment Risks”:

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.

In addition, the operations of the Funds, the Adviser and the Funds’ other service providers may be significantly impacted as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.

On page 13, at the end of the section entitled “Principal Investment Risks,” “Cash Position Risk” is amended and restated as follows:

Cash Position Risk. If a Fund invests a substantial portion of its assets in cash, money market instruments, or money market funds for extended periods of time, particularly during a strong market, the Fund may experience lower returns and “cash drag,” i.e., the opportunity cost of not being fully invested. While government money market funds seek to transact at a $1.00 per share stable net asset value, certain other money market funds transact at a fluctuating net asset value, and it is possible to lose money by investing in money market funds. Further, certain money market funds may impose a fee upon redemption or may temporarily suspend redemptions if the fund’s liquidity falls below required minimum because of market conditions or other factors. Investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Please retain this supplement for future reference.